Advances to Suppliers (Tables)	6 Months Ended
Jun. 30, 2021
Advances to suppliers [Line Items]
Schedule of advances to suppliers

	June 30,	December 31,
	2021	2020
Advances to suppliers	$7,235,951	$7,033,556
Allowance for doubtful accounts	(180,964)	(179,095)
Advances to suppliers, net	$7,054,987	$6,854,461

Advances To Suppliers [Member]
Advances to suppliers [Line Items]
Schedule of allowance for doubtful accounts

	June 30,	December 31,
	2021	2020
Balance at beginning of period	$179,095	$1,517,017
Change of allowance for doubtful accounts	—	(400,436)
Write off	—	(1,039,958)
Translation adjustments	1,869	102,472
Balance at end of period	$180,964	$179,095